Document and Entity Information	Nov. 12, 2019
Document and Entity Information [Abstract]
Entity Central Index Key	0001707925
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 12, 2019
Entity Registrant Name	Linde plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-38730
Entity Tax Identification Number	98-1448883
Entity Address, Address Line One	The Priestley Centre
Entity Address, Address Line Two	10 Priestley Road
Entity Address, Address Line Three	Surrey Research Park
Entity Address, City or Town	Guildford
Entity Address, Postal Zip Code	GU2 7XY
Entity Address, Country	GB
City Area Code	14
Local Phone Number	83 242200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary shares (€0.001 nominal value per share)
Trading Symbol	LIN
Security Exchange Name	NYSE